Stock-Based Compensation Plans, Stock Appreciation Rights Plan (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018
Stock Appreciation Rights Plan [Abstract]
Accounts payable and accrued liabilities	$ 50,790	$ 47,898
Stock Appreciation Rights Plan [Member]
Stock Appreciation Rights Plan [Abstract]
Expiry period	P10Y
Vesting period	P4Y
Accounts payable and accrued liabilities	$ 77	$ 93